Other Assets (Tables)	12 Months Ended
Jun. 30, 2012
Other Assets, Noncurrent [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Investment accounted under cost method	—	57,074	111,665	17,577
Long-term derivative assets	—	3,992	2,497	393
	—	61,066	114,162	17,970